INVESTMENT IN AN ASSOCIATE (Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Balance		$ 38,703
Share of other comprehensive income		1,735	$ 679
Dilution gain		723
Disposal of common shares held by the associate		1,127
Foreign exchange impact		4,103	1,361
Balance		44,555	38,703
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Balance		$ 38,703	$ 38,001
Balance, Shares		39,346,300	39,280,900
Purchase from open market		$ 861	$ 107
Purchase from open market, shares		502,600	65,400
Exercise of warrants		$ 2,349
Exercise of warrants, shares		1,500,000
Participation in public offering		$ 3,820
Participation in public offering, shares		1,247,606
Share of net loss	[1]	$ (1,276)	$ (330)
Share of other comprehensive income		1,077	398
Impairment recovery			1,899
Dilution gain		723
Disposal of common shares held by the associate		1,127
Foreign exchange impact		(2,829)	(1,372)
Balance		$ 44,555	$ 38,703
Balance, Shares		42,596,506	39,346,300
Value of Common shares per quoted market price, Begining		$ 69,783	$ 50,266
Value of Common shares per quoted market price, Ending		$ 148,624	$ 69,783

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.